Note 17 - Segment and Related Information (Details) - Financial Information By Geographic Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2014
Revenues from unaffiliated customers	$ 219,694	[1]	$ 243,265	[2]	$ 227,133	[3]	$ 252,799	[4]	$ 258,477	[1]	$ 245,099	[2]	$ 242,990	[3]	$ 294,538	[4]	$ 942,891	$ 1,041,104	$ 1,108,875
Long-lived assets	1,362,880								1,673,705								1,362,880	1,673,705	1,725,500
Canadian Segment [Member]
2014
Revenues from unaffiliated customers																	661,416	710,538	717,160
Long-lived assets	746,983								664,466								746,983	664,466	634,616
Australian Segment [Member]
2014
Revenues from unaffiliated customers																	213,279	255,457	276,214
Long-lived assets	519,777								810,645								519,777	810,645	932,155
U.S. Segment [Member]
2014
Revenues from unaffiliated customers																	68,196	75,109	115,501
Long-lived assets	$ 96,120								$ 198,594								$ 96,120	$ 198,594	$ 158,729

[1]	In the fourth quarter of 2014, we recognized the following items: Goodwill impairment losses of $202.7 million ($201.2 million after-tax, or $1.89 per diluted share) during 2014, of which $16.6 million related to our U.S. segment and $186.1 million related to our Australian segment. Fixed asset and intangible asset impairment losses of $76.2 million ($51.2 million after-tax, or $0.48 per diluted share) during 2014, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. A $34.9 million tax expense ($0.33 per diluted share) from the establishment of a deferred tax liability related to a portion of our undistributed foreign earnings which we no longer intend to indefinitely reinvest and a valuation allowance related to deferred tax assets related to capital losses not expected to be realized. Costs associated with our planned migration to Canada of $2.6 million ($1.7 million after-tax), or $0.02 per diluted share after-tax, included in Selling, general and administrative expenses on the consolidated statements of operations. Transition costs incurred associated with becoming a stand-alone company. The $0.9 million in costs ($0.6 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-off and formation costs on the consolidated statements of operations.
[2]	In the third quarter of 2014, we recognized $1.0 million in transition costs associated with becoming a stand-alone company ($0.7 million after-tax, or $0.01 per diluted share). The costs, which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.
[3]	In the second quarter of 2014, we recognized the following items:A charge of $9.0 million impairment ($6.3 million after-tax, or $0.06 per diluted share), related to the impairment of an intangible asset in Australia. Due to the Spin-Off, and the resulting rebranding of the Company's Australian operations from The Mac to Civeo Australia, it was determined that the fair value of an intangible asset associated with The Mac brand was zero. The charge, which is related to our Australia segment, is included in Impairment expense on the accompanying consolidated statements of operations.An impairment of certain fixed assets which were not in our custody, and for which return was determined to be uncertain. The $2.6 million impairment ($1.7 million after-tax, or $0.02 per diluted share), which is related to our U.S. segment, is included in Impairment expense on the consolidated statements of operations. Severance costs associated with the termination of an executive. The $4.1 million expense ($3.1 million after-tax, or $0.03 per diluted share), which is related to our Canadian segment, is included in Selling, general and administrative expenses on the consolidated statements of operations. $3.5 million, or $0.02 per diluted share after-tax, of losses incurred on extinguishment of debt. Transition costs incurred associated with becoming a stand-alone company. The $1.9 million in costs ($1.2 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.In the second quarter of 2013, we recognized $1.2 million, or $0.01 per diluted share after-tax, of losses incurred on extinguishment of debt.
[4]	In the first quarter of 2013, we recognized a gain of $4.0 million ($2.6 million after-tax, or $0.02 per diluted share) from a decrease to a liability associated with contingent acquisition consideration in our U.S. segment.